Notes Payable (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Jun. 30, 2017
Term of Note Payable	3 years
Balance on the Note							$ 26,130
Interest Expense on Notes		$ 493	$ 710	$ 931	$ 1,407
Loss on extinguishment						$ 15,256
Landlord Note Payable
Note Payable	$ 40,122
Interest Rate of Note Payable	0.00%
Monthly Payament Amount	$ 1,115
Discount	$ 36,634
GHS Note Payable One
Note Payable						$ 500,000
Conversion price discount off market						20.00%
GHS Note Payable Two
Note Payable						$ 500,000
Conversion price discount off market						20.00%